S000019841 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended	356 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses, taxes or, for periods prior to July 2022, transaction costs)
Prospectus [Line Items]
Average Annual Return, Percent	8.55%	4.48%	6.42%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Variable Portfolio - High Yield Bond Fund Class 3
Prospectus [Line Items]
Average Annual Return, Percent	8.54%	4.03%	5.63%
Performance Inception Date					May 01, 1996
Columbia Variable Portfolio - High Yield Bond Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	8.81%	4.18%	5.78%
Performance Inception Date				May 03, 2010
Columbia Variable Portfolio - High Yield Bond Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	8.49%	3.93%	5.51%
Performance Inception Date				May 03, 2010